NVIT Fidelity Institutional AM Worldwide Fund Investment Objectives and Goals - NVIT Fidelity Institutional AM Worldwide Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary:NVIT Fidelity Institutional AM® Worldwide Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The NVIT Fidelity Institutional AM® Worldwide Fund (the “Fund”) seeks capital growth.